EQUITY (Tables)	12 Months Ended
Dec. 31, 2024
EQUITY
Schedule of common shares voting and participating

	December 31, 2024	December 31, 2023
Shares issued at the start of the period	60,903,898	55,873,898
Shares issued from offering	—	4,850,000
Shares issued - Lac Guéret Property acquisition (Note 19)	6,208,210	—
Shares issued from Private Placements (Note 16)	83,432,538	—
Options exercised (Note 18.2)	137,500	180,000
Settlement of interest on Convertible Notes (Note 15)	1,579,043	—
Shares issued at the end of period	152,261,189	60,903,898

Schedule of share options

	December 31, 2024		December 31, 2023
		Weighted average		Weighted average
		exercise price		exercise price
	Number	$	Number	$
Opening balance	4,908,548	6.79	3,911,804	7.42
Granted	4,317,500	3.07	2,088,548	5.51
Exercised	(137,500)	2.35	(180,000)	3.20
Expired	(346,000)	6.64	(337,000)	6.52
Forfeited	(295,000)	3.51	(87,000)	5.39
Cancelled	(453,048)	8.20	(487,804)	8.20
Ending balance	7,994,500	4.90	4,908,548	6.79
Options that can be exercised	3,174,750	7.30	2,824,000	7.64

Schedule of share options granted

	December 31, 2024	December 31, 2023
Directors	262,500	212,500
Officers	2,200,000	600,000
Employees	1,705,000	800,000
Consultants	150,000	476,048
Total granted share options	4,317,500	2,088,548

Schedule of the weighted average fair value of the share options granted

	2024	2023
Share price at date of grant	$3.07	$5.51
Expected life	5 years	4.49 years
Risk-free interest rate	3.51%	3.11%
Expected volatility	80.79%	74.03%
Expected dividend	nil	nil
Fair value per option	$2.04	$3.22

Schedule of share options issued and exercisable at the closing market price of the common shares on the day prior to their grant

			As at December 31, 2024
			Weighted average
			exercise price
Expiration date	Total number	Total exercisable	$
2025	737,500	737,500	3.21
2026	450,000	450,000	16.26
2027	1,219,000	1,219,000	8.07
2028	1,485,500	768,250	4.76
2029	4,102,500	—	3.07
Ending balance	7,994,500	3,174,750	4.90